Long-Term Debt - $220 Million Term Loan Facility and $35 Million Revolving Credit Facility (Details) - USD ($)				1 Months Ended
	Nov. 09, 2017	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2018	Jun. 30, 2014	Dec. 31, 2017	Apr. 30, 2013
Long-Term Debt
Repayment of existing credit facility	$ 43,500,000	$ 30,000,000
Credit facility amount							$ 20,000,000
Senior Secured Loan Facility
Long-Term Debt
Loan facility amount					$ 240,000,000
$220 million loan facility
Long-Term Debt
Repayment of existing credit facility				$ 220,000,000
Loan facility amount					$ 220,000,000	$ 220,000,000
Term of debt instrument					5 years
$220 million loan facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage					2.125%
$35 million revolving credit facility
Long-Term Debt
Repayment of existing credit facility				$ 35,000,000
Credit facility amount			$ 35,000,000
Commitment fee percentage			40.00%
$35 million revolving credit facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage			2.50%
$20 million revolving credit facility
Long-Term Debt
Credit facility amount					$ 20,000,000
New revolving credit facility of $15 million
Long-Term Debt
Credit facility amount			$ 15,000,000
$10.5 million seller's credit
Long-Term Debt
Repayment of existing credit facility					$ 10,500,000